Guarantees, Commitments and Pledged Assets - Summary of Other Indirect Commitments (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		$ 333,163	$ 341,648
Commercial letter of credit [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		1,049	695
Commitments to extend credit original term to maturity of one year or less [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	[1]	30,304	61,338
Commitments to extend credit original term to maturity of more than one year [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk	[1]	242,489	222,705
Securities lending [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		58,477	56,174
Securities purchase and other commitment [member]
Guarantees commitments and pledged assets [Line Items]
Maximum exposure to credit risk		$ 844	$ 736

[1]	Includes liquidity facilities, and excludes commitments which are unconditionally cancellable at the Bank’s discretion at any time.